Analysis of performance by segment - Profit before tax (Details) - GBP (£) £ / shares in Units, £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other income and expenditure
Interest payable on core structural borrowings		£ (410)	£ (425)	£ (360)
Adjusted IFRS operating profit (loss) based on longer-term investment returns		4,827	4,699	4,256
Short-term fluctuations in investment returns on shareholder-backed business		(558)	(1,563)	(1,678)
Amortisation of acquisition accounting adjustments		(46)	(63)	(76)
(Loss) gain on disposal of businesses and corporate transactions		(588)	223	(227)
Profit (loss) before tax attributable to shareholders	[1]	3,635	3,296	2,275
Tax charge attributable to shareholders' returns		(622)	(906)	(354)
Profit for the year		3,013	2,390	1,921
Attributable to:
Equity holders of the Company		3,010	2,389	£ 1,921
Non-controlling interests		£ 3	£ 1
Basic earnings per share
Based on adjusted IFRS operating profit based on longer-term investment returns		£ 1.566	£ 1.452	£ 1.313
Based on profit for the year		£ 1.169	£ 0.931	£ 0.750
Operating segments
Other income and expenditure
Interest payable on core structural borrowings		£ (15)	£ (16)	£ (15)
Adjusted IFRS operating profit (loss) based on longer-term investment returns		5,717	5,577	4,945
Short-term fluctuations in investment returns on shareholder-backed business		(578)	(1,583)	(1,474)
Amortisation of acquisition accounting adjustments		(46)	(63)	(76)
(Loss) gain on disposal of businesses and corporate transactions		(557)	223	(227)
Profit (loss) before tax attributable to shareholders		4,536	4,154	3,168
Operating segments | Asia
Other income and expenditure
Adjusted IFRS operating profit (loss) based on longer-term investment returns		2,164	1,975	1,644
Short-term fluctuations in investment returns on shareholder-backed business		(512)	(1)	(225)
Amortisation of acquisition accounting adjustments		(4)	(7)	(8)
(Loss) gain on disposal of businesses and corporate transactions		(11)	61	(227)
Profit (loss) before tax attributable to shareholders		1,637	2,028	1,184
Tax charge attributable to shareholders' returns		(277)	(253)	(256)
Operating segments | Asia insurance operations
Other income and expenditure
Adjusted IFRS operating profit (loss) based on longer-term investment returns		1,982	1,799	1,503
Operating segments | Asia asset management
Other income and expenditure
Adjusted IFRS operating profit (loss) based on longer-term investment returns		182	176	141
Operating segments | US
Other income and expenditure
Interest payable on core structural borrowings		(15)	(16)	(15)
Adjusted IFRS operating profit (loss) based on longer-term investment returns		1,919	2,224	2,048
Short-term fluctuations in investment returns on shareholder-backed business		(100)	(1,568)	(1,455)
Amortisation of acquisition accounting adjustments		(42)	(56)	(68)
(Loss) gain on disposal of businesses and corporate transactions		(38)	162
Profit (loss) before tax attributable to shareholders		1,739	762	525
Tax charge attributable to shareholders' returns		(255)	(508)	66
Operating segments | Jackson (US insurance operations)
Other income and expenditure
Adjusted IFRS operating profit (loss) based on longer-term investment returns		1,911	2,214	2,052
Short-term fluctuations in investment returns on shareholder-backed business		(100)	(1,568)	(1,455)
Operating segments | Asset management (US)
Other income and expenditure
Adjusted IFRS operating profit (loss) based on longer-term investment returns		8	10	(4)
Operating segments | UK and Europe
Other income and expenditure
Adjusted IFRS operating profit (loss) based on longer-term investment returns		1,634	1,378	1,253
Short-term fluctuations in investment returns on shareholder-backed business		34	(14)	206
(Loss) gain on disposal of businesses and corporate transactions		(508)
Profit (loss) before tax attributable to shareholders		1,160	1,364	1,459
Tax charge attributable to shareholders' returns		(216)	(267)	(275)
Operating segments | UK and Europe insurance operations
Other income and expenditure
Adjusted IFRS operating profit (loss) based on longer-term investment returns		1,157	878	828
Operating segments | Long-term business (UK and Europe insurance operations)
Other income and expenditure
Adjusted IFRS operating profit (loss) based on longer-term investment returns		1,138	861	799
Operating segments | General insurance commission (UK and Europe insurance operations)
Other income and expenditure
Adjusted IFRS operating profit (loss) based on longer-term investment returns		19	17	29
Operating segments | UK and Europe asset management
Other income and expenditure
Adjusted IFRS operating profit (loss) based on longer-term investment returns		477	500	425
Other income and expenditure
Other income and expenditure
Investment return and other income		52	11	28
Interest payable on core structural borrowings		(410)	(425)	(360)
Corporate expenditure		(367)	(361)	(334)
SII implementation costs				(28)
Total other income and expenditure		(725)	(775)	(694)
Restructuring costs		£ (165)	£ (103)	(38)
Interest received from tax settlement				£ 43

[1]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for taxes borne by policyholders.